Related Party Balances and Transactions - Schedule of Remuneration to Senior Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Remuneration to Senior Management [Abstract]
Salaries and other short-term employee benefits	$ 218,507	$ 183,243	$ 166,174
Payments to defined contribution pension schemes	4,613	6,324	6,860
Total	$ 223,120	$ 189,567	$ 173,034